Capital management and solvency (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Capital Management And Solvency [abstract]
Summary of Composition of Available Own Funds Across Tiers	The Eligible Own Funds equal to the Available Own Funds after applying any Own Funds eligibility restrictions.

	June 30, 2026	1	December 31, 2025
Group Eligible Own Funds	11,378		11,901

Group SCR	6,715		6,464
Group Solvency ratio 2	169%		184%

1	The solvency ratios are estimates and are not final until filed with the respective supervisory authority
2	Including our share of a.s.r. Excess of Assets over Liabilities (minus own shares and minus minority interests) and SCR in our Group Solvency numbers.